Accrued Payroll And Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Payroll And Other Liabilities [Abstract]
Accrued payroll	$ 110,499	$ 100,254
Long-term incentive plan	8,843	20,490
Accrued expenses	17,908	20,029
Amnesty program	10,236	2,480
Other liabilities	3,204	3,468
Accrued payroll and other liabilities, Current	150,690	146,721
Long-term incentive plan	2,968	12,879
Amnesty program	20,210	25,972
Other liabilities	16,937	13,214
Accrued payroll and other liabilities, Non-current	$ 40,115	$ 52,065